Annual Total Returns [BarChart] - AQR Global Risk Balanced Portfolio - Class B	Apr. 30, 2021
Bar Chart Table:
Annual Return 2012	10.56%
Annual Return 2013	(3.39%)
Annual Return 2014	4.00%
Annual Return 2015	(9.57%)
Annual Return 2016	8.96%
Annual Return 2017	9.80%
Annual Return 2018	(6.35%)
Annual Return 2019	19.92%
Annual Return 2020	3.02%